Financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of financial assets

	2024	2023
At amortized cost
Trade receivables	631,846	585,923
Dividends receivable	1,628	1,668
	633,474	58,759
Current	597,526	548,106
Non-current	35,948	39,485

Schedule of financial liabilities

	2024	2023
At amortized cost
Trade payables	128,080	108,222
Loans and financing	2,195,161	1,800,775
Lease liabilities	978,336	874,569
Accounts payable to selling shareholders	215,819	530,915
	3,517,396	3,314,481
Current	690,395	642,872
Non-current	2,827,001	2,671,609

Schedule of fair value

	2024	2023
At fair value
Accounts payable to selling shareholders (earn-outs)	20,067	35,952
Accounts payable to selling shareholders (Unidom)	294,886	-
	314,953	35,952
Current	32,137	35,498
Non-current	282,816	454

Schedule of loans and financing

Financial institution	Currency	Interest rate	Maturity	2024	2023

Banco Itaú Unibanco S.A. (a)	Brazilian real	CDI + 1.90% p.y.	2025	309,496	412,880
FINEP (b)	Brazilian real	TJLP p.y.	2027	8,209	11,193
Banco Itaú Unibanco S.A. (c)	Brazilian real	CDI + 1.75% p.y.	2024	-	21,405
Softbank (d)	Brazilian real	6.5% p.y.	2026	845,492	825,957
Debentures (e)	Brazilian real	CDI + 1.80% p.y.	2028	526,946	529,340
IFC (f)	Brazilian real	CDI + 1.20% p.y.	2030	505,018	-
				2,195,161	1,800,775
Current				363,554	179,252
Non-current				1,831,607	1,621,523

Schedule of right-of-use assets and lease liabilities

	Right-of-use assets			Lease liabilities
	2024	2023	2022	2024	2023	2022

Opening balance	767,609	690,073	663,686	874,569	769,525	714,085
Additions	37,671	7,328	42,250	37,671	7,328	42,250
Remeasurement	80,226	70,387	58,623	80,226	70,387	58,623
Business combinations	28,989	65,408	-	28,989	65,408	-
Depreciation expense	(70,294)	(63,118)	(54,684)	-	-	-
Interest expense	-	-	-	111,966	100,849	88,571
Payments of principal (i)	-	-	-	(41,221)	(31,473)	(28,511)
Payments of interest (i)	-	-	-	(111,605)	(103,911)	(85,001)
Write-off (ii)	(1,982)	(2,469)	(19,802)	(2,259)	(3,544)	(20,492)
Closing balance	842,219	767,609	690,073	978,336	874,569	769,525

Balances:	2024	2023	2022	2024	2023	2022
Current	-	-	-	45,580	36,898	32,459
Non-current	842,219	767,609	690,073	932,756	837,671	737,066

(i)	Payments of principal and interest from lease liabilities are included in cash flows from financing activities.
(ii)	Refers to early termination of real estate lease contracts.

Schedule of accounts payable to selling shareholders

	Interest rate	2024	2023
Accounts payable at amortized cost
IPEMED (a)	CDI	-	12,805
UniRedentor (b)	CDI	-	27,155
UniSL (c)	CDI	-	15,064
FCMPB (d)	CDI	-	63,168
Unigranrio (e)	CDI	90,543	156,235
DelRey (f)	Selic	125,276	256,488
Accounts payable at fair value
Medical Harbour (earn-out) (g)	-	-	3,000
Shosp (earn-out) (h)	-	454	454
Além da Medicina (earn-out) (i)	-	9,600	18,325
CardioPapers (earn-out) (j)	-	10,013	14,173
Unidom (k)	CDI	294,886	-
		530,772	566,867
Current		185,318	353,998
Non-current		345,454	212,869

Schedule of accounts payable

	2024	2023	2022

Opening balance	566,867	528,678	679,826
Additions - Consideration to be transferred on business combinations	279,989	234,000	27,921
Acquisition of licenses	-	-	24,408
Payments of principal (i)	(290,067)	(225,460)	(236,760)
Payments of interest (i)	(78,931)	(55,989)	(24,428)
Interest	37,276	85,069	68,064
Reversals	-	-	(10,353)
Remeasurement of earn-outs	15,638	2,556	-
Other	-	(1,987)	-
Closing balance	530,772	566,867	528,678

Schedule of fair values of the company's financial instruments

	2024		2023
	Carrying amount	Fair value	Carrying amount	Fair value
Financial liabilities
Loans and financing	2,195,161	2,196,152	1,800,775	1,795,752
	2,195,161	2,196,152	1,800,775	1,795,752

Schedule of income before income taxes

	2024	Index	Base rate

Cash equivalents	883,327	CDI	106,358
Loans and financing	(1,341,460)	CDI	(184,413)
Loans and financing	(8,209)	TJLP	(610)
Accounts payable to selling shareholders	(385,429)	CDI	(46,766)
Accounts payable to selling shareholders	(125,276)	Selic	(15,221)
Net exposure			(140,652)

	Increase in basis points
	+75	+150
Net effect on profit before tax	(7,324)	(14,648)

Schedule of sensitivity foreign currency

	Exposure	+10%	-10%
Cash equivalents	21,610	2,161	(2,161)

Schedule of maturity profile of financial liabilities

As of December 31, 2024	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years	Total
Trade payables	128,080	-	-	-	128,080
Loans and financing	526,659	1,494,287	617,818	75,526	2,714,290
Lease liabilities	158,746	303,211	293,178	1,360,107	2,115,242
Accounts payable to selling shareholders	205,322	150,565	99,100	373,498	828,485
	1,018,807	1,948,063	1,010,096	1,809,131	5,786,097

As of December 31, 2023	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years	Total
Trade payables	108,222	-	-	-	108,222
Loans and financing	298,981	1,383,255	568,326	-	2,250,562
Lease liabilities	137,735	268,724	255,456	1,261,213	1,923,128
Accounts payable to selling shareholders	387,693	231,478	-	-	619,171
	932,631	1,883,457	823,782	1,261,213	4,901,083

Schedule of changes in liabilities arising from financing activities

	January 1, 2024	Payments of principal	Payments of interest	Additions and remeasurements	Interest	Business combination	Other	December 31, 2024

Loans and financing (i)	1,800,775	(128,696)	(177,192)	491,593	201,472	4,377	2,832	2,195,161
Lease liabilities (i)	874,569	(41,221)	(111,605)	117,897	111,966	28,989	(2,259)	978,336
Dividends payable	-	(18,289)	-	18,289	-	-	-	-
	2,675,344	(188,206)	(288,797)	627,779	313,438	33,366	573	3,173,497

	January 1, 2023	Payments of principal	Payments of interest	Additions and remeasurements	Interest	Business combination	Other	December 31, 2023

Loans and financing (i)	1,882,901	(112,630)	(175,889)	5,288	197,678	-	3,427	1,800,775
Lease liabilities (i)	769,525	(31,473)	(103,911)	77,715	100,849	65,408	(3,544)	874,569
Dividends payable	-	(18,750)	-	18,750	-	-	-	-
	2,652,426	(162,853)	(279,800)	101,753	298,527	65,408	(117)	2,675,344

	January 1, 2022	Payments of principal	Payments of interest	Additions and remeasurements	Interest	Business combinations	Other	December 31, 2022

Loans and financing (i)	1,374,876	(1,791)	(116,587)	496,885	127,559	-	1,959	1,882,901
Lease liabilities (i)	714,085	(28,511)	(85,001)	100,873	88,571	-	(20,492)	769,525
Dividends payable	-	(19,736)	-	19,736	-	-	-	-
	2,088,961	(50,038)	(201,588)	617,494	216,130	-	(18,533)	2,652,426

(i)	Payments of principal and interest from loans and financing and lease liabilities are included in cash flows from financing activities.